Accumulated Other Comprehensive Income (Loss) - Schedule of Accumulated Other Comprehensive Income (Loss) (Detail) - CAD ($) $ in Millions	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	$ 1,208	$ 1,470
Other Comprehensive Income (Loss), Before Tax	372	(23)
Reclassification on Divestiture		12
Income Tax (Expense) Recovery	(19)	(5)
Ending balance	1,561	1,454
Pension and Other Post-Employment Benefits
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	55	99
Other Comprehensive Income (Loss), Before Tax	14	20
Reclassification on Divestiture		0
Income Tax (Expense) Recovery	(3)	(5)
Ending balance	66	114
Private Equity Investments
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	85	29
Other Comprehensive Income (Loss), Before Tax	139	0
Reclassification on Divestiture		0
Income Tax (Expense) Recovery	(16)	0
Ending balance	208	29
Foreign Currency Translation Adjustment
Disclosure of accumulated other comprehensive income loss [line items]
Beginning balance	1,068	1,342
Other Comprehensive Income (Loss), Before Tax	219	(43)
Reclassification on Divestiture		12
Income Tax (Expense) Recovery	0	0
Ending balance	$ 1,287	$ 1,311